Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions			3 Months Ended		6 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 17, 2020 $ / shares shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€)
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	24,759	32,140			24,406	24,406
Liabilities from share-based payment transactions (in shares)		7,734
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					237,800	237,800
New awards granted in the period (in shares)					1,134,518	1,134,518
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $					$ 100,000
Expense from share-based payment transactions with employees | €			€ 0.1	€ 0.3		€ 0.3	€ 0.4
Shares issued, price per share (in dollars per share) | $ / shares	$ 28.27	$ 21.78